Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	Dehaier Medical Systems Ltd
Entity Central Index Key	0001474627
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	DHRM
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014